Financial Instruments - Summary of Changes in Level 3 Instruments Carried at Fair Value (Detail) - Level 3 [member] - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2020	Oct. 31, 2019
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	$ 878
Gains/(losses) recorded in income	4
Purchases/ Issuances	138
Sales/ Settlements	(204)
Transfers into/out of Level 3	23
Fair value, ending balance	839	$ 878
Change in unrealized gains/(losses)recorded in income for instruments still held	4
Derivative financial instruments [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Gains/(losses) recorded in income	(7)	(13)
Change in unrealized gains/(losses)recorded in income for instruments still held	(7)
Fair value, beginning balance	(60)	(9)
Purchases/ Issuances	(1)	(35)
Sales/ Settlements		0
Transfers into/out of Level 3	23	(3)
Fair value, ending balance	(45)	(60)
Precious metals [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		1
Purchases/ Issuances	23	0
Sales/ Settlements		(1)
Fair value, ending balance	23
Trading assets [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	18	14
Gains/(losses) recorded in income	2	2
Purchases/ Issuances	22	2
Sales/ Settlements	(1)	0
Transfers into/out of Level 3		0
Fair value, ending balance	41	18
Change in unrealized gains/(losses)recorded in income for instruments still held	2
Trading assets [member] | Corporate debt and other debt [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	17
Gains/(losses) recorded in income	2
Fair value, ending balance	19	17
Change in unrealized gains/(losses)recorded in income for instruments still held	2
Trading assets [member] | Equity securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	1
Sales/ Settlements	(1)
Fair value, ending balance		1
Trading assets [member] | Trading loans [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Purchases/ Issuances	22
Fair value, ending balance	22
Investment securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	920	861
Gains/(losses) recorded in income	9	19
Gains/(losses) recorded in OCI		(1)
Purchases/ Issuances	94	54
Sales/ Settlements	(203)	(13)
Transfers into/out of Level 3		0
Fair value, ending balance	820	920
Change in unrealized gains/(losses)recorded in income for instruments still held	9
Investment securities [member] | Other foreign governments debt [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	30
Gains/(losses) recorded in OCI	(3)
Sales/ Settlements	(4)
Fair value, ending balance	23	30
Investment securities [member] | Corporate and other debt [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	21
Gains/(losses) recorded in OCI	6
Fair value, ending balance	27	21
Investment securities [member] | Equity securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	869
Gains/(losses) recorded in income	9
Gains/(losses) recorded in OCI	(3)
Purchases/ Issuances	94
Sales/ Settlements	(199)
Fair value, ending balance	770	869
Change in unrealized gains/(losses)recorded in income for instruments still held	9
Derivative Financial Assets [member] | Interest rate contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	15
Purchases/ Issuances	1
Transfers into/out of Level 3	(9)
Fair value, ending balance	7	15
Derivative Financial Assets [member] | Equity contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	2
Gains/(losses) recorded in income	1
Transfers into/out of Level 3	(2)
Fair value, ending balance	1	2
Change in unrealized gains/(losses)recorded in income for instruments still held	1
Interest rate contracts [member] | Derivative financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	(71)
Gains/(losses) recorded in income	3
Purchases/ Issuances	(2)
Transfers into/out of Level 3	32
Fair value, ending balance	(38)	(71)
Change in unrealized gains/(losses)recorded in income for instruments still held	3
Commodity Contracts [member] | Derivative financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Gains/(losses) recorded in income	(19)
Fair value, ending balance	(19)
Change in unrealized gains/(losses)recorded in income for instruments still held	(19)
Commodity Contracts [member] | Derivative Financial Assets [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Gains/(losses) recorded in income	7
Fair value, ending balance	7
Change in unrealized gains/(losses)recorded in income for instruments still held	7
Equity contracts [member] | Derivative financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	(6)
Gains/(losses) recorded in income	1
Transfers into/out of Level 3	2
Fair value, ending balance	(3)	$ (6)
Change in unrealized gains/(losses)recorded in income for instruments still held	$ 1